Pension, Health Care and Postretirement Benefits Other Than Pensions (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Liabilities recognized in the Consolidated Balance Sheets:
Postretirement benefits other than pensions	$ (248,523)	$ (277,892)	$ (268,874)
Other accruals	(522,280)	(508,581)	(513,433)
Postretirement Benefits Other than Pensions [Member]
Benefit obligation:
Balances at beginning of year	295,149	286,651	338,134
Service costs	2,485	2,434	3,061
Interest costs	11,182	12,782	12,183
Actuarial (gain) loss	(19,370)	27,757	(50,593)
Plan amendments	(9,269)	(19,043)	(2,503)
Benefits paid	(16,794)	(15,432)	(13,631)
Balances at end of year	263,383	295,149	286,651
Liabilities recognized in the Consolidated Balance Sheets:
Postretirement benefits other than pensions	(248,523)	(277,892)	(268,874)
Other accruals	(14,860)	(17,257)	(17,777)
Total	(263,383)	(295,149)	(286,651)
Amounts recognized in Cumulative other comprehensive loss:
Net actuarial losses	(15,664)	(36,044)	(8,287)
Prior service credits	25,784	21,043	2,503
Total recognized in Cumulative other comprehensive loss	$ 10,120	$ (15,001)	$ (5,784)
Weighted-average assumptions used to determine benefit obligation:
Discount rate (percentage)	4.30%	3.90%	4.60%
Health care cost trend rate - pre-65 (percentage)	6.00%	7.00%	7.50%
Health care cost trend rate - post-65 (percentage)	5.00%	6.50%	6.50%
Prescription drug cost increases (percentage)	11.50%	6.50%	7.00%
Employer Group Waiver Plan (EGWP) trend rate (percentage)	11.50%	8.00%
Weighted-average assumptions used to determine net periodic benefit cost:
Discount rate (percentage)	3.90%	4.60%	3.70%
Health care cost trend rate - pre-65 (percentage)	7.00%	7.50%	8.00%
Health care cost trend rate - post-65 (percentage)	6.50%	6.50%	8.00%
Prescription drug cost increases (percentage)	6.50%	7.00%	8.00%